Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Movements in Property, Plant and Equipment

	€ million	€ million	€ million
Movements during 2018	Land and buildings	Plant and equipment	Total
Cost
1 January 2018	4,462	14,936	19,398
Hyperinflation restatement to 1 January 2018	37	182	219
Acquisitions of group companies	11	31	42
Additions	249	1,091	1,340
Disposals	(97)	(607)	(704)
Hyperinflationary adjustment	49	93	142
Currency retranslation	(91)	(351)	(442)
Reclassification as held for sale	(17)	(54)	(71)

31 December 2018	4,603	15,321	19,924

Accumulated depreciation
1 January 2018	(1,429)	(7,558)	(8,987)
Hyperinflation restatement to 1 January 2018	(10)	(106)	(116)
Depreciation charge for the year	(125)	(1,066)	(1,191)
Disposals	62	529	591
Hyperinflationary adjustment	(7)	(53)	(60)
Currency retranslation	15	128	143
Reclassification as held for sale	10	33	43

31 December 2018	(1,484)	(8,093)	(9,577)

Net book value 31 December 2018(a)	3,119	7,228	10,347

Includes capital expenditures for assets under construction	130	956	1,086

(a)	Includes €302 million of freehold land.

The Group has commitments to purchase property, plant and equipment of €324 million (2017: €323 million).

	€ million	€ million	€ million
Movements during 2017	Land and buildings	Plant and equipment	Total
Cost
1 January 2017	4,745	16,462	21,207
Acquisitions of group companies	13	29	42
Disposals of group companies	(16)	(78)	(94)
Additions	314	1,218	1,532
Disposals	(19)	(440)	(459)
Currency retranslation	(384)	(1,283)	(1,667)
Reclassification as held for sale(a)	(191)	(972)	(1,163)

31 December 2017	4,462	14,936	19,398

Accumulated depreciation
1 January 2017	(1,483)	(8,051)	(9,534)
Disposals of group companies	1	29	30
Depreciation charge for the year	(142)	(1,031)	(1,173)
Disposals	14	400	414
Currency retranslation	100	543	643
Reclassification as held for sale	81	552	633

31 December 2017	(1,429)	(7,558)	(8,987)

Net book value 31 December 2017(b)	3,033	7,378	10,411

Includes capital expenditures for assets under construction	93	972	1,065

(a)	Includes €548 million in property plant and equipment related to the Spreads business.
(b)	Includes €247 million of freehold land.